Note 14 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain on derivatives, net	$ (44,175)	$ 637,697	$ 1,218,375
Not Designated as Hedging Instrument [Member]
Gain on derivatives, net	(44,175)	637,697	1,218,375
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Gain (Loss) [Member]
Gain on derivatives, net	(265,198)	86,340	(1,923,681)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Gain on derivatives, net	136,513	218,454	1,941,446
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Gain on derivatives, net	84,510	1,287,720	(1,328,550)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Gain on derivatives, net	$ 0	$ (954,817)	$ 2,529,160